CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 199,521	$ 211,394
Restricted cash	3,495	1,000
Investment in debt and equity securities	74,079	87,174
Trade accounts receivable	4,583	2,976
Due from related parties	22,399	41,771
Other receivables	20,132	13,041
Inventories	7,934	8,547
Prepaid expenses and accrued income	1,635	2,593
Investment in sales-type leases, direct financing leases and leaseback assets – current portion	56,189
Investment in sales-type leases, direct financing leases and leaseback assets – current portion		39,804
Financial instruments at fair value, current portion	520	5,279
Total current assets	390,487	413,579
Vessels and equipment, net	1,404,705	1,559,712
Vessels under finance lease, net	714,476	749,889
Investment in sales-type leases, direct financing leases and leaseback assets – long term	938,198
Investment in sales-type leases, direct financing leases and leaseback assets – long term		762,355
Investment in associated companies	42,161	25,107
Loans to related parties - associated companies, long term	314,000	310,144
Long term receivables from related parties	13,616	15,616
Other long term assets	64,248	30,810
Financial instruments at fair value, long term	3,479	10,633
Total assets	3,885,370	3,877,845
Current liabilities
Short-term debt and current portion of long term debt	253,059	267,149
Finance lease liability, current portion	68,874
Finance lease liability, current portion		67,793
Trade accounts payable	3,445	1,945
Due to related parties	3,980	1,349
Accrued expenses	17,132	12,510
Financial instruments at fair value, current portion	6,067	45,047
Other current liabilities	13,279	8,332
Total current liabilities	365,836	404,125
Long term liabilities
Long term debt	1,355,029	1,169,931
Finance lease liability, long term	1,037,553
Finance lease liability, long term		1,104,258
Financial instruments at fair value, long term	20,579	16,213
Other long term liabilities	4	3,286
Total liabilities	2,779,001	2,697,813
Commitments and contingent liabilities
Stockholders' equity
Share capital ($0.01 par value; 200,000,000 shares authorized; 119,391,310 shares issued and outstanding at December 31, 2019). ($0.01 par value; 200,000,000 shares authorized; 119,373,064 shares issued and outstanding at December 31, 2018).	1,194	1,194
Additional paid-in capital	469,426	468,844
Contributed surplus	648,764	680,703
Accumulated other comprehensive loss	(13,015)	(220)
Retained earnings	0	29,511
Total stockholders' equity	1,106,369	1,180,032
Total liabilities and stockholders' equity	$ 3,885,370	$ 3,877,845